Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Twelve months ended December 31,
2018	$534,589
2019	544,891
2020	555,516
2021	506,315
2022	457,328
Thereafter	665,705
Total	$3,264,344